Gains (Losses) on Disposals of Non-current Assets	12 Months Ended
Dec. 31, 2017
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Gains (Losses) on Disposals of Non-current Assets

NOTE 32—GAINS (LOSSES) ON DISPOSALS OF NON—CURRENT ASSETS

Gains (losses) on disposals of non—current assets amounted to a gain of 11 million euros in 2017, a gain of 14 million euros in 2016 and a gain of 336 million euros in 2015.

Details are as follows:

		Year ended December 31,
		2017	2016	2015
		(millions of euros)
Gains on disposals of non-current assets:
Gains on the retirement/disposal of intangible and tangible assets		15	28	348
Gains on the disposal of investments in subsidiaries		—	—	—

	(A)	15	28	348

Losses on disposals of non-current assets:
Losses on the retirement/disposal of intangible and tangible assets		4	14	12
Losses on the disposals of investments in subsidiaries		—	—	—

	(B)	4	14	12

Total	(A-B)	11	14	336

In 2017, gains on disposals of non-current assets were 11 million euros connected with the ordinary asset renewal process.

In 2016, gains on disposals of non-current assets were 14 million euros and included a gain of 44 million reais (approximately 12 million euros at the 2016 average exchange rate) realized by the Brazil Business Unit from the sale of two further tranches of telecommunications towers to American Tower do Brasil.

In 2015, gains on disposals of non-current assets were 336 million euros, mainly attributable to the gain realized by the Brazil Business Unit of 1,211 million reais (approximately 328 million euros) from the sale of the first three tranches of telecommunications towers to American Tower do Brasil.